UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22251

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Hatteras VC Co-Investment Fund II, LLC

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(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401

Raleigh, North Carolina 27615

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(Address of principal executive offices) (Zip code)

David B. Perkins

8540 Colonnade Center Drive, Suite 401

Raleigh, North Carolina 27615

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(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

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Date of fiscal year end: August 31

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Date of reporting period: May 31, 2012

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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

May 31, 2012

(unaudited)

	Initial			% of
	Investment		Fair	Members'
Description of Investment	Date	Cost	Value	Capital

Private Company:

Alternative Energy:
Tioga Energy, Inc. [a,b]
San Mateo, California
363,285 shares of
Common Stock	May 2010	$150,000	$-	0.00%

Tioga Energy, Inc. [a,b]
San Mateo, California
Junior Bridge Financing Note
Principal Of $56,457,
8.00%, 11/20/2012	Jul. 2011	56,457	169,536	1.61%

Tioga Energy, Inc. [a,b]
San Mateo, California
Junior Bridge Financing Note
Principal Of $150,000,
8.00%, 11/20/2012	Nov. 2011	150,000	450,443	4.28%

Tioga Energy, Inc. [a,b]
San Mateo, California
Senior Bridge Financing Note
Principal Of $261,378,
8.00%, 11/20/2012	May 2012	261,378	784,908	7.45%
Total Alternative Energy		617,835	1,404,887	13.34%

Consumer:
Ooma, Inc. [a,b]
Palo Alto, California
162,287 shares of Series
Alpha Preferred Stock	Oct. 2009	371,317	380,968	3.62%

Sonim Technologies, Inc. [a,b]
San Mateo, California
171,702 shares of
Series 4 Preferred Stock	Nov. 2009	125,000	14,896	0.14%

Sonim Technologies, Inc. [a,b]
San Mateo, California
1,786,907 shares of
Series 4-A Preferred Stock	Nov. 2010	97,907	107,215	1.02%
Total Consumer		594,224	503,079	4.78%

Healthcare:
Clinipace, Inc. [a,b]
Raleigh, North Carolina
3,816,881 shares of
Series C Preferred Stock	Sep. 2011	500,000	500,000	4.75%

Information Technology:
Stoke, Inc. [a,b]
Santa Clara, California
76,453 shares of
Series E Preferred Stock	Nov. 2010	250,001	250,001	2.37%

Xsigo Systems, Inc. [a,b]
San Jose, California
403,904 shares of
Series G Preferred Stock	Jun. 2011	494,822	494,822	4.70%
Total Information Technology		744,823	744,823	7.07%

Medical Technology:
Anulex Technologies, Inc. [a,b]
Minnetonka, Minnesota
150,000 shares of
Series E Preferred Stock	May 2010	150,000	126,095	1.20%

Lineagen, Inc. [a,b]
Salt Lake City, Utah
Convertible Promissory Note
Principal Of $300,000,
5.25%, 6/30/2012	Jul. 2011	300,000	313,676	2.98%
Total Medical Technology		450,000	439,771	4.18%

Semiconductor:
GainSpan Corporation [a,b]
San Jose, California
312,500 shares of
Series C Preferred Stock	Sep. 2011	250,000	281,250	2.67%

Luxtera, Inc. [a,b]
Carlsbad, California
2,203,310 shares of
Series C Preferred Stock	Apr. 2012	301,413	301,413	2.86%

Magnum Semiconductor, Inc. [a,b]
Milpitas, California
134,219 shares of
Series E-1 Preferred Stock	Jun. 2010	161,063	201,327	1.91%

Quantenna Communications, Inc. [a,b]
Fremont, California
1,893,223 shares of
Series D Preferred Stock	Apr. 2010	150,000	293,156	2.78%

Quantenna Communications, Inc. [a,b]
Fremont, California
673,734 shares of
Series E Preferred Stock	Oct. 2010	75,000	104,324	0.99%

Quantenna Communications, Inc. [a,b]
Fremont, California
256,158 shares of
Series F-1 Preferred Stock	Nov. 2011	39,084	39,665	0.38%
Total Semiconductor		976,560	1,221,135	11.59%

Software:
Clustrix, Inc. [a,b]
San Fransisco, California
248,663 shares of
Series B Preferred Stock	Dec. 2010	250,001	250,001	2.37%

Kontiki, Inc. [a,b]
Sunnyvale, California
333,334 shares of
Series B Preferred Stock	Jul. 2010	250,001	250,001	2.37%

Kontiki, Inc. [a,b]
Sunnyvale, California
234,522 shares of
Series C Preferred Stock	Jan. 2012	91,464	114,329	1.09%

Posit Science Corporation [a,b]
San Francisco, California
2,415,460 shares of
Common Stock	Dec. 2009	200,000	8,817	0.08%

Posit Science Corporation [a,b]
San Francisco, California
642,875 shares of
Series AA Preferred Stock	Sep. 2010	11,893	11,893	0.11%

Sailthru, Inc. [a,b]
New York, New York
57,047 shares of
Series A Preferred Stock	Sep. 2011	299,999	299,999	2.85%

SugarSync, Inc. [a,b]
San Mateo, California
278,500 shares of
Series BB Preferred Stock	Dec. 2009	150,000	265,477	2.52%

SugarSync, Inc. [a,b]
San Mateo, California
579,375 shares of
Series CC Preferred Stock	Feb. 2011	350,000	590,232	5.61%

SugarSync, Inc. [a,b]
San Mateo, California
73,119 shares of
Series DD Preferred Stock	Dec. 2011	68,000	98,319	0.94%

Univa Corporation [a,b]
Austin, Texas
939,541 shares of
Series I Preferred Stock	Oct. 2010	432,114	469,770	4.46%
Total Software		2,103,472	2,358,838	22.40%

Total Private Company		5,986,914	7,172,533	68.11%

Short-Term Investments:

Federated Prime Obligations Fund #10, 0.16% [c]		3,451,565	3,451,565	32.78%

Total Short-Term Investments		3,451,565	3,451,565	32.78%

Total Investments (United States)		9,438,479	10,624,098	100.89%

Liabilities in Excess of Other Assets			(93,816)	(0.89%)

Members' Capital			$10,530,282	100.00%

a Non-income producing.

b Portfolio holdings are subject to substantial restrictions as to resale.

c The rate shown is the annualized 7-day yield as of May 31, 2012.

The cost and fair value of restricted Private Company Investments are $5,986,914 and $7,172,533, respectively.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

• Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Level 1	Level 2	Level 3	Total
Private Company[1]
Bridge Financing Note	$-	$-	$1,404,887	$1,404,887
Convertible Promissory Note	-	-	313,676	313,676
Preferred Stock	-	-	5,445,153	5,445,153
Common Stock	-	-	8,817	8,817
Total Private Company	-	-	7,172,533	7,172,533
Short-Term Investments	-	-	-	-
Total	$-	$-	$7,172,533	$7,172,533

1 All Private Companies held in the Fund are Level 3 securities. For a detailed break-out of Private Companies by industry classification, please refer to the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Bridge	Convertible
	Financing	Promissory	Preferred	Common
	Note	Note	Stock	Stock	Total
Balance as of September 1, 2011	$284,760	$301,856	$3,743,074	$44,705	$4,374,395
Net Realized Gain (Loss)	-	-	-	-	-
Change in Unrealized
Appreciation/ (Depreciation)	935,737	11,820	46,446	(151,965)	842,038
Gross Purchases	350,230	-	1,605,870	-	1,956,100
Transfer In/(Out)	(165,840)	-	49,763	116,077	-
Gross Sales	-	-	-	-	-
Balance as of May 31, 2012	$1,404,887	$313,676	$5,445,153	$8,817	$7,172,533

* Transfers in or out reflect changes in investment categories and are represented by their balance at the beginning of the period.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of May 31, 2012:

Type of Investment	Fair Value as of 5/31/2012	Valuation Technique	Unobservable Input	Range

Bridge Financing Note	$ 1,404,887	Discounted Cash Flow	Probability of Default	0% - 10%
			Discount Rate	0% - 10%

Convertible Promissory Note	313,676	Discounted Cash Flow	Probability of Default	0% - 10%
			Discount Rate	0% - 10%

Preferred Stock	5,445,153	Market Comparable Companies	Revenue Multiple	0.12x - 3.00x
		Most Recent Capitalization	Private Financing	N/A

Common Stock	8,817	Market Comparable Companies	Revenue Multiple	0.04x

Total Investments	$ 7,172,533

The significant unobservable inputs used in the fair value measurement of the Fund's bridge notes and convertible promissory notes are the likelihood that cash flows or shares will not be received in the future. Significant increases in the probability of default for these securities would result in a lower fair value measurement. The significant unobservable inputs used in the fair value measurement of the Fund's preferred and common stock are generally the financial results of privately held entities. If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of the preferred stock or common stock in these private companies held by the Fund would be lower.

The Fund's valuation procedures have been adopted by the Fund's Board of Directors, which has established a Valuation Committee to oversee the implementation of these procedures. The valuation procedures are implemented by the Adviser and the fund's third party administrator, which report to the Valuation Committee. For third-party information, the fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Fund. The Adviser develops valuation techniques for shares of private companies held by the Fund, which include discounted cash flow methods and market comparables.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras VC Co-Investment Fund II, LLC
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By (Signature and Title)*	/s/ David B. Perkins
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David B. Perkins, President
(principal executive officer)

Date	July 30, 2012
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
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David B. Perkins, President
(principal executive officer)

Date	July 30, 2012
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By (Signature and Title)*	/s/ R. Lance Baker
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R. Lance Baker, Treasurer
(principal financial officer)

Date	July 30, 2012
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* Print the name and title of each signing officer under his or her signature.